Due from Related Parties/Due to Related Parties (Details Narrative) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Due from related parties	$ 29,390	$ 11,890
Due to related parties	$ 483,991	$ 392,037